Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Derivative Liabilities

The derivative liabilities are recognized at fair value on a recurring basis at December 31, 2024 and are Level 3 measurements. There have been no transfers between levels.

Fair Value of Embedded Derivatives
Beginning balance at July 1, 2024	$-
New derivative liabilities	2,193,129
Change in fair value of derivative liabilities	2,855,045
Ending balance at December 31, 2024	$5,048,174

Schedule of Black-Scholes Option-Pricing

The fair value of the embedded derivatives in our convertible notes at the balance sheet date were valued using the Black-Scholes option-pricing model with the following assumptions:

December 31, 2024
Stock price	$7.65
Expected volatility	128.3%
Expected term	1.5 years
Dividend yield	0.00%
Risk-free interest rate	4.21%